Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,088
Foreign currency translation effects	673	$ (579)
Net book value at Ending of period	1,114	1,088
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,088	1,194
Additions of new leases	192	290
Cancellations and remeasurements, net		(42)
Divestitures and reclassifications (note 4.2)		(41)
Business combinations (note 4.1)	6	6
Depreciation	(252)	(258)
Foreign currency translation effects	80	(61)
Net book value at Ending of period	1,114	1,088
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,461	2,612
Net book value at Ending of period	2,592	2,461
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(1,373)	(1,418)
Net book value at Ending of period	(1,478)	(1,373)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	245	321
Additions of new leases	39	24
Cancellations and remeasurements, net		(22)
Divestitures and reclassifications (note 4.2)		(34)
Business combinations (note 4.1)		6
Depreciation	(36)	(34)
Foreign currency translation effects	58	(16)
Net book value at Ending of period	306	245
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	456	476
Net book value at Ending of period	491	456
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(211)	(155)
Net book value at Ending of period	(185)	(211)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	208	(77)
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	175	122
Additions of new leases	27	76
Cancellations and remeasurements, net		(2)
Divestitures and reclassifications (note 4.2)		(3)
Business combinations (note 4.1)	(3)
Depreciation	(20)	(36)
Foreign currency translation effects	(56)	18
Net book value at Ending of period	123	175
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	365	356
Net book value at Ending of period	366	365
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(190)	(234)
Net book value at Ending of period	(243)	(190)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	393	98
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	644	737
Additions of new leases	117	171
Cancellations and remeasurements, net		(16)
Divestitures and reclassifications (note 4.2)		(4)
Business combinations (note 4.1)	9
Depreciation	(185)	(176)
Foreign currency translation effects	81	(68)
Net book value at Ending of period	666	644
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,571	1,722
Net book value at Ending of period	1,653	1,571
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(927)	(985)
Net book value at Ending of period	(987)	(927)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	24	14
Additions of new leases	9	19
Cancellations and remeasurements, net		(2)
Divestitures and reclassifications (note 4.2)		0
Depreciation	(11)	(12)
Foreign currency translation effects	(3)	5
Net book value at Ending of period	19	24
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	69	58
Net book value at Ending of period	82	69
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(45)	(44)
Net book value at Ending of period	$ (63)	$ (45)